Expense Example, No Redemption - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom Blend 2025 Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 36
3 Years	113
5 Years	197
10 Years	443
Fidelity Advisor Freedom Blend 2025 Fund - Class C
Expense Example, No Redemption:
1 Year	148
3 Years	459
5 Years	792
10 Years	1,531
Fidelity Advisor Freedom Blend 2025 Fund - Class M
Expense Example, No Redemption:
1 Year	444
3 Years	642
5 Years	857
10 Years	1,476
Fidelity Advisor Freedom Blend 2025 Fund - Class A
Expense Example, No Redemption:
1 Year	642
3 Years	786
5 Years	942
10 Years	1,395
Fidelity Advisor Freedom Blend 2025 Fund - Class I
Expense Example, No Redemption:
1 Year	46
3 Years	144
5 Years	252
10 Years	$ 567